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                                 JPMORGAN U.S. EQUITY FUNDS

                                  JPMORGAN BALANCED FUND
                                 JPMORGAN CORE EQUITY FUND
                            JPMORGAN SELECT LARGE CAP EQUITY FUND
                                JPMORGAN SMARTINDEX(TM) FUND


                             SUPPLEMENT DATED FEBRUARY 19, 2003
                            TO THE PROSPECTUSES DATED MAY 1, 2002


                                 JPMORGAN SPECIALTY FUNDS

                                   JPMORGAN FOCUS FUND

                            SUPPLEMENT DATED FEBRUARY 19, 2003
                        TO THE PROSPECTUSES DATED FEBRUARY 28, 2002

     On February 13, 2003, at a special meeting of shareholders, shareholders of each Current Fund listed below approved a reorganization pursuant to which each Current Fund listed in the table below will transfer all of its assets and liabilities to the Successor Fund listed across from it, in exchange for shares of the Successor Fund. The reorganizations will take place on or about March 21, 2003.

Current Fund                              Successor Fund
------------                              --------------
JPMorgan Core Equity Fund and             JPMorgan U.S. Equity Fund
JPMorgan Focus Fund
-------------------------------------     ------------------------------------
JPMorgan Balanced Fund                    JPMorgan Diversified Fund
-------------------------------------     ------------------------------------
JPMorgan Select Large Cap Equity Fund     JPMorgan Tax Aware U.S. Equity Fund
-------------------------------------     ------------------------------------
JPMorgan SmartIndex(TM) Fund              JPMorgan Disciplined Equity Fund



                                                                  SUP-USEQPR-203